Organization - Schedule of Group’s Consolidated Subsidiaries (Details)	12 Months Ended
Jun. 30, 2025
3e Network Technology Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 08, 2018
Percentage of ownership	100.00%
Place of incorporation	British Virgin Islands
Principle business activities	Investment holding
3e Network Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 30, 2020
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding and sales and marketing
Maskmeta Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 25, 2025
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding and sales and marketing
Guangzhou 3e Network Technology Company Limited (Guangzhou Sanyi Network) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 26, 2017	[1]
Percentage of ownership	100.00%	[1]
Place of incorporation	PRC	[1]
Principle business activities	IT consulting and solutions service	[1]
Guangzhou 3E Network Technology Company Limited (Guangzhou 3E Network) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 17, 2023	[1]
Percentage of ownership	100.00%	[1]
Place of incorporation	PRC	[1]
Principle business activities	IT consulting and solutions service	[1]

[1]	The Company has disposed.